Restructuring, Impairment and Other Charges - Restructuring Charges By Segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 5.0	$ 7.1	$ 5.4	$ 10.2
Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		5.0	7.1	5.4	10.2
North America Segment [Member] | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]	1.9	3.1	1.9	4.6
Asia Pacific Segment [Member] | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		0.0	0.2	0.0	0.2
EMEA Segment [Member] | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		0.5	2.1	0.6	3.0
Latin America Segment [Member] | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		2.6	1.7	2.9	2.4
Multi-Year Transformation Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		106.2		106.2
Restructuring Charges		5.0	$ 7.1	5.4	$ 10.2
Multi-Year Transformation Plan [Member] | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		102.7		102.7
Multi-Year Transformation Plan [Member] | Other
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		3.5		3.5
Multi-Year Transformation Plan [Member] | North America Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	[1]	71.8		71.8
Multi-Year Transformation Plan [Member] | North America Segment [Member] | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	[1]	69.8		69.8
Multi-Year Transformation Plan [Member] | North America Segment [Member] | Other
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	[1]	2.0		2.0
Multi-Year Transformation Plan [Member] | Asia Pacific Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		4.4		4.4
Multi-Year Transformation Plan [Member] | Asia Pacific Segment [Member] | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		3.8		3.8
Multi-Year Transformation Plan [Member] | Asia Pacific Segment [Member] | Other
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		0.6		0.6
Multi-Year Transformation Plan [Member] | EMEA Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		7.1		7.1
Multi-Year Transformation Plan [Member] | EMEA Segment [Member] | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		6.2		6.2
Multi-Year Transformation Plan [Member] | EMEA Segment [Member] | Other
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		0.9		0.9
Multi-Year Transformation Plan [Member] | Latin America Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		22.9		22.9
Multi-Year Transformation Plan [Member] | Latin America Segment [Member] | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		22.9		22.9
Multi-Year Transformation Plan [Member] | Latin America Segment [Member] | Other
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		$ 0.0		$ 0.0

[1]	NA includes corporate and global restructuring costs